SHARE-BASED COMPENSATION (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
General and administrative expenses	$ 628,500
Selling and marketing expenses	48,125
Total	$ 676,625